Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
For the year ended December 31, 2019, the Group recognized a total of €636 million of impairment losses and asset write-offs, including a total of €563 million resulting from rationalization of product portfolio plans, primarily for Europe in the A-segment as well as for Alfa Romeo resulted in the recognition of asset impairment charges for certain platforms. Refer to Note 2, Basis of Preparation - Use of estimates - Recoverability of non-current assets with definite useful lives for additional detail regarding the assumptions and judgments used when testing these assets for impairment.
For the year ended December 31, 2018, the Group recognized a total of €144 million of impairment losses and asset write-offs, primarily in EMEA, resulting from changes in product plans in connection with the 2018-2022 business plan. Refer to Note 2, Basis of Preparation - Use of estimates - Recoverability of non-current assets with definite useful lives for additional detail regarding the assumptions and judgments used when testing these assets for impairment.
These impairment charges were recognized within Cost of revenues in the Consolidated Income Statement for the years ended December 31, 2019, and 2018.
In 2019, translation differences of €316 million primarily reflected the foreign currency transaction impacts of U.S. Dollar to the Euro, partially offset by the Brazilian Real. In 2018, translation differences of €65 million primarily reflected the strengthening of the U.S Dollar against Euro partially offset by the weakness of the Brazilian Real.
The carrying amounts of Property, plant and equipment of the Group (excluding the Right-of-Use assets described above) reported as pledged as security for debt and other commitments, primarily relating to our operations in Brazil, are summarized as follows:

	At December 31,
	2019	2018
	(€ million)
Land and industrial buildings pledged as security for debt	€777	€892
Plant and machinery pledged as security for debt and other commitments	855	1,241
Other assets pledged as security for debt and other commitments	5	81
Total Property, plant and equipment pledged as security for debt and other commitments	€1,637	€2,214

At December 31, 2019 and 2018, the Group had contractual commitments for the purchase of Property, plant and equipment amounting to €1,255 million and €539 million, respectively.